SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 22, 2022	Mar. 18, 2022	Dec. 31, 2021
Statement [Line Items]
Issuance and sale of common stock per share			$ 2.50
Subsequent Event [Member]
Statement [Line Items]
Warrants to purchase shares of common stock	193,939
Warrants to purchase shares of common stock exercise price	$ 2.06
Offering and concurrent private placement of warrants expired	five-year	five (5) years
Offering and concurrent private placement of warrants		3,878,789
Exercise price		$ 2.00
Issuance and sale of common stock		3,878,789
Issuance and sale of common stock per share		$ 1.65
Gross proceeds before deducting placement agent fees and various expenses	$ 6.4
Subsequent Event [Member] | James G. Robinson [Member]
Statement [Line Items]
Warrants to purchase shares of common stock		1,151,515
Purchased offering shares		1,151,515